SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Use of estimates

a.Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In March 2020, the World Health Organization (“WHO”) declared the outbreak of coronavirus disease (“COVID-19”). The Company considered the impact of COVID-19 on the assumptions and estimates used and determined that there were no material adverse impacts on the consolidated financial statements for the year ended December 31, 2020. As events continue to evolve and additional information becomes available, the Company`s assumptions and estimates may change materially in future periods.

Financial statements in United States dollars

b.Financial statements in United States dollars:

A majority of the Group's revenues are denominated in United States dollars ("dollar" or "U.S. dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are denominated in dollar. The Company's management believes that the dollar is the primary currency of the economic environment in which the Group operates. Thus, the functional and reporting currency of the Group is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters". All transaction gains and losses from the re-measured monetary balance sheet items are reflected in the consolidated statements of income as financial income or expenses, as appropriate.

Principles of consolidation	c.Principles of consolidation: The consolidated financial statements include the accounts of the Group. Intercompany transactions and balances have been eliminated upon consolidation.
Cash equivalents	d.Cash equivalents: Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Bank deposits

e.Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Such short-term bank deposits are stated at cost which approximates market values.

Bank deposits with maturities of more than one year are included in long-term bank deposits. Long-term bank deposits are stated at cost which approximates market values.

Investment in debt marketable securities

f.Investment in debt marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classified all of its debt securities as available-for-sale marketable securities. Debt securities are carried at fair value, with the unrealized gains and losses reported in "Accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

In 2020 the Company adopted ASU 2016-13, Topic 326 "Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments" which modified the other than temporary impairment model for available for sale debt securities. Available-for-sale securities are periodically evaluated for unrealized losses. For unrealized losses in securities that the Company intends to hold and will not more likely than not be required to sell before recovery, the Company further evaluates whether declines in fair value below amortized cost are due to credit or non-credit related factors. The Company considers credit related impairments to be changes in value that are driven by a change in the creditor's ability to meet its payment obligations and records an allowance and recognizes a corresponding loss in financial income, net when the impairment is incurred. Unrealized non-credit related losses and unrealized gains are reported as a separate component of accumulated other comprehensive income in the consolidated balance sheets until realized. Realized gains and losses on sale of marketable securities are included in financial income, net and are derived using the specific identification method for determining the cost of securities sold. The amortized cost of marketable securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in financial income, net. During the year ended December 31, 2020, no credit loss impairments have been identified.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Prior to January 1, 2020, the Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the consolidated statements of income is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. During the years 2019 and 2018, the Company did not record other-than-temporary impairment loss (“OTTI”) with respect to its available-for-sale marketable securities.

Inventories

g.Inventories:

Inventories are stated at the lower of cost or net realizable value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-offs totaled $616, $3,267 and $3,867 in 2020, 2019 and 2018, respectively, and have been included in cost of revenues of products in the Company’s consolidated statements of income.

Cost is determined as follows:

Raw materials and components - using the "first-in, first-out" method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs - calculated on the basis of direct subcontractors costs and with direct overhead costs.

The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or net realizable value in accordance with ASC No. 330-10-35, “Inventory”. Charges for obsolete and slow-moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow-moving inventory items. These assessments consider various factors, including historical usage rate, technological obsolescence, estimated current and future market values and new product introduction. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Property and equipment, net

h.Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Impairment of long-lived assets and intangible assets subject to amortization

i.Impairment of long-lived assets and intangible assets subject to amortization:

Property and equipment, right-of-use asset for leases and intangible assets subject to depreciation and amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 7 to 9 years. Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis. During 2020, 2019 and 2018, no impairment losses were recorded.

Goodwill

j.Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC No. 350 "Intangibles – Goodwill and Other" ("ASC 350"), goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

ASC 350 allows a company to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of a reporting unit exceeds its estimated fair value. If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess.

The Company operates in one operating segment, and this segment comprises its single reporting unit. The Company conducts its annual test of impairment for goodwill on December 31st of each year, or more frequently if impairment indicators are present. No impairment was recorded during 2020, 2019 and 2018.

Leases

k.Leases:

On January 1, 2019, the Company adopted Accounting Standards Update (ASU) No. 2016-02, Leases (“ASC 842”), using a modified retrospective transition approach and elected to use the effective date as the date of initial application. The Company adopted the ”package of practical expedients”, which permits it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs.

The Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less.

ROU assets and lease liabilities are recognized at commencement date based on the present value of remaining lease payments over the lease term. ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured based on the discounted present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate the lease is considered unless it is reasonably certain that the Company will not exercise the option.

Contingencies

l.Contingencies

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Revenue recognition

m.Revenue recognition:

The Group's revenues are derived from sales of its products, services and subscriptions:

•

Revenues from physical products and software-based products are recognized when control of the promised goods is transferred to the customer, either upon shipment or when the product is delivered, depending on the commercial terms of each transaction. Revenues from product subscriptions and cloud subscription, included as product revenues, are recognized ratably, on a straight-line basis, over the subscription period.

•

Revenues from post-contract customer support ("PCS"), which represent mainly, help-desk support and unit repairs or replacements, professional services, and emergency response team (“ERT”) services are recognized ratably, on a straight-line basis, over the term of the related contract, which is typically between one year and three years. Renewals of support contracts create new performance obligations that are satisfied over the term with the revenues recognized ratably, on a straight-line basis, over the renewed period.

The Company's solutions are sold partially through distributors and resellers, all of which are considered end-users.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when (or as) the Company satisfies a performance obligation.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The Company’s arrangements typically contain various combinations of its products and subscriptions and PCS, which are distinct and are accounted for as separate performance obligations. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price (“SSP”). If the SSP is not observable, the Company estimates the SSP taking into account available information such as geographic specific factors, type of clients and internally approved pricing guidelines related to the performance obligation. For PCS, the Company determines the standalone selling price based on renewals.

Deferred revenues represent mainly the unrecognized revenue collected for subscriptions and for PCS. Such revenues are recognized ratably over the term of the related agreement. Out of the deferred revenues balance at the beginning of the year that ended December 31, 2020, an amount of $110,544 was recognized as revenues during that year. Out of the deferred revenues balance at the beginning of the year that ended December 31, 2019, an amount of $98,500 was recognized as revenues during that year.

As of December 31, 2020, the aggregate amount of remaining performance obligations from contracts with customers was $257,030. The Company expects to recognize approximately 63% of its remaining performance obligations as revenue over the next twelve months, with the remaining recognized up to three years. As of December 31, 2019, the aggregate amount of remaining performance obligations from contracts with customers was $234,982.

Remaining performance obligations represent the amount of the transaction price under contracts with customers that are attributable to performance obligations that are unsatisfied or partially satisfied at the reporting date. This consists of future committed revenue for monthly, quarterly or annual periods within current contracts with customers, as well as deferred revenue arising from consideration invoiced in prior periods for which the related performance obligations have not been satisfied.

The following table provides information about disaggregated revenues by major product line:

	Year ended December 31,
	2020	2019

Products	$79,175	$86,512
Services	106,176	110,698
Subscriptions	64,676	54,862

	$250,027	$252,072

For information regarding disaggregated revenues by geographical market, please see Note 15.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The balance of deferred revenues approximates the aggregate amount of the transaction price allocated to the remaining performance obligations at the end of reporting period. In general, the Company expects to recognize the long-term portion of deferred revenue mainly over the remaining service period of up to three years.

The Company records a provision for estimated sale returns, credits and stock rotation granted to customers on products in the same period the related revenues are recorded. These estimates are based on historical sales returns, stock rotations and other known factors. Such provisions amounted to $2,739 and $2,687 as of December 31, 2020 and 2019, respectively. The provision for estimated sale returns, credits, and stock rotation as of December 31, 2020 and 2019, is included in other payables and accrued expenses in the consolidated balance sheets.

Costs to obtain contracts:

Sales commissions earned by the Company’s sales force are considered incremental and recoverable costs of obtaining a contract with a customer. Commission costs related to long-term service contracts and performance obligations satisfied over time are deferred and recognized on a systematic basis that is consistent with the transfer of the products or services to which the asset relates. Sales commissions paid for new contracts, which are not commensurate with sales commissions paid for renewal contracts, are capitalized and amortized over an expected period of benefit and are included in sales and marketing expenses in the accompanying consolidated statements of income. The Company applies judgment in estimating the amortization period, by taking into consideration its product life term, history of renewals, expected length of customer relationship, as well as the useful life of the underlying technology and products. Accordingly, the Company has determined the expected period of benefit to be approximately 3.28 years. Deferred commission costs capitalized are periodically reviewed for impairment.

As of December 31, 2020 and 2019, the amount of deferred commission was $20,867 and $15,596, respectively and is included in other long-term assets on the consolidated balance sheets.

During the year ended December 31, 2020 and 2019, the Company recorded amortization expenses in connection with deferred commissions in the amount of $9,902 and $8,568, respectively.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Adoption date impact:

The cumulative effects of applying the new guidance to all contracts with customers that were not substantially completed as of January 1, 2018 was recorded as an adjustment to retained earnings as of the adoption date and were as follows:

	December 31, 2017	Adjustment due to Topic 606	January 1, 2018

Trade receivables, net	16,150	(153)	15,997

Other long-term assets	8,133	10,171	18,304

Deferred tax asset, net	7,451	(2,516)	4,935

Shipping and handling fees and costs

n.Shipping and handling fees and costs:

Shipping and handling fees charged to the Company's customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a product cost of revenues in the consolidated statements of income.

Cost of revenues

o.Cost of revenues:

Cost of products is comprised of cost of software and hardware production, manuals, packaging, license fees paid to third parties, fees paid to managed security service provider (related parties), inventory write-offs and amortization of acquired technology.

Cost of services is comprised of cost of post-sale customer support and hosting services.

Warranty costs

p.Warranty costs:

The Company generally provides a one year warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's historical experience. Warranty expenses for the years ended December 31, 2020, 2019 and 2018 were immaterial.

Research and development expenses, net

q.Research and development expenses, net:

Research and development costs are charged to the consolidated statements of income as incurred. ASC No. 985-20, "Software - Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Government grants

r.Government grants:

During 2018-2020, the Company received non-royalty-bearing grants from the Israel Innovation Authority ("IIA") for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses, net.

Research and development grants deducted from research and development expenses, net amounted to $924, $937 and $712 for the years ended December 31, 2020, 2019 and 2018, respectively.

Accounting for stock-based compensation

s.Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model to account for the fair value of its stock-options awards with only service conditions and whereas the fair value of the restricted share units awards ("RSUs") is based on the market value of the underlying shares at the date of grant.

Compensation expense related to the performance based RSUs of the Company is computed using the fair value of the awards at the date of grant. Potential shares to be issued for performance share awards granted in 2020 and 2019 are subject to a market condition based on the price of the Company’s ordinary share. The fair value of these awards was determined using a Monte Carlo simulation methodology.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The option-pricing models require a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical period equivalent to the option's expected term. The expected option term represents the period of time that options are expected to be outstanding based on historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2020, 2019 and 2018 was estimated using the following weighted average assumptions:

Employees' stock option plan:

	Year ended December 31,
	2020	2019	2018

Risk free interest rate	0.33%	1.86%	2.78%
Dividend yields	0%	0%	0%
Expected volatility	26%	26%	30%
Weighted average expected term from grant date (in years)	3.68	3.83	3.78

Income taxes

t.Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes" ("ASC 740"). This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is only addressed if the first step has been satisfied (i.e. the position is more likely than not to be sustained) otherwise a full liability in respect of a tax position not meeting the more likely than not criteria is recognized.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalty, if any related to unrecognized tax benefits in its taxes on income.

Concentrations of credit risks

u.Concentrations of credit risks:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities and trade receivables.

The majority of the Group's cash, cash equivalents and bank deposits are invested in major banks in Israel and the U.S. The Israeli bank deposits are not insured, while the deposits made in the United States are in excess of insured limits and are not otherwise insured. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk. The short-term and long-term bank deposits are held in financial institutions which management believes are institutions with high credit standing, and accordingly, minimal credit risk from geographic or credit concentration exists with respect to these bank deposits. As of December 31, 2020, 17%, 38%, and 15% of the Company’s short and long-term bank deposits were deposited in major Israeli banks in Israel which are rated A, AAA and BBB+, respectively, as determined by the Israeli affiliate of Standard & Poor's ("S&P"), and 31% were deposited in the U.S. branch of another major Israeli bank which is also rated A, as determined by the Israeli affiliate of S&P.

As of December 31, 2020, the maximal contractual duration of any of the Company's bank deposits was 2 years, the weighted average duration of the Company's deposits was 1.5 years, and the weighted average time to maturity was 0.8 years.

The Company's marketable securities included investment in foreign banks, government debentures and corporate debentures. The Company's marketable securities as of December 31, 2019, included also investment in equity securities. The financial institutions that hold the Company's marketable securities are major U.S. financial institutions, located in the United States. The Company's management believes that the Company's marketable securities portfolio is a diverse portfolio of highly-rated securities and the Company's investment policy limits the amount the Company's may invest in each issuer, and accordingly, management believes that minimal credit risk exists from geographic or credit concentration with respect to these securities.

From geographic prospective, 53% of the Company’s debt marketable securities portfolio was invested in debt securities of U.S. issuers, 21% was invested in debt securities of European issuers and 26% was invested in debt securities of other geographic-located issuers. As of December 31, 2020, 89% of the Company's debt marketable securities portfolio was rated A- or higher, as determined by S&P and 11% was rated BBB or BBB+.

RADWARE LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands, except share and per share data

NOTE 2:-SIGNIFICANT ACCOUNTING POLICIES (Cont.)

The trade receivables of the Group are mainly derived from sales to customers located primarily in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company makes estimates of expected credit losses for the allowance for doubtful accounts based upon its assessment of various factors, including historical experience, the age of the trade receivable balances, credit quality of its customers, current economic conditions and other factors that may affect its ability to collect from customers. The estimated credit loss allowance is recorded as general and administrative expenses on the Company's consolidated statements of income. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees.

For the year ended December 2020, 2019 and 2018 bad debt expenses were $104, nil and 109. Total write offs during 2020, 2019 and 2018 amounted to nil, $154 and $100, respectively.

Employee related benefits

v.Employee related benefits:

Severance pay:

Effective April 1, 2007, the Company's agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company’s contributions for severance pay have extinguished its severance obligation. Upon contribution of the full amount based on the employee’s monthly salary for each year of service, no additional obligation exists regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheets, as the Company is legally released from the obligation to pay severance amounts to employees once the required deposit amounts have been fully paid.

Severance pay expenses for the years ended December 31, 2020, 2019 and 2018 amounted to approximately $4,800, $4,066 and $4,259, respectively. Accrued severance pay is included in other long-term liabilities in the consolidated balance sheets.

Fair value of financial instruments

w.Fair value of financial instruments:

The Company measures its cash equivalents, bank deposits, marketable securities and deferred consideration at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -Unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash equivalents, trade receivables, trade payables, short-term bank deposits, other current assets and prepaid expenses and other payables and accrued expenses, approximate at fair value because of their generally short maturities.

Comprehensive income (loss)

x.Comprehensive income (loss):

The Company accounts for comprehensive income (loss) in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income (loss) and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income (loss) relates to available-for-sale debt marketable securities adjustment.

Treasury stock

y.Treasury stock:

The Company repurchases its ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The voting rights attached to treasury stock are revoked.

Basic and diluted net income per share

z.Basic and diluted net income per share:

Basic net income per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net income per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus potential dilutive ordinary shares considered outstanding during the period, if any, in accordance with ASC No. 260, "Earnings Per Share". The total number of ordinary shares related to outstanding stock options excluded from the calculation of diluted income per share as they would have been anti-dilutive was 916,440, 1,938,808 and 1,166,488 for the years ended December 31, 2020, 2019 and 2018, respectively.

Business combinations

aa.Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations" ("ASC 805"). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Under ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business (“2017-01”), the Company first determines whether substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets. If this threshold is met, the single asset or group of assets, as applicable, is not a business.